Business Acquisitions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Apr. 30, 2012	Dec. 31, 2012 Crivo	Dec. 28, 2011 Crivo	Oct. 13, 2011 Financial Healthcare Systems	Aug. 01, 2010 Databusiness
Business Acquisition [Line Items]
Ownership interest					80.00%	100.00%	51.00%
Ownership value			$ 1,592.7		$ 44.7
Estimated Useful Life				18 years
Acquisition costs	$ 0.5	$ 2.4